MANAGEMENT OF RISKS ARISING FROM HOLDING FINANCIAL INSTRUMENTS - Contractual Maturities of Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Principal repayments
Principal repayments of borrowings	$ 11,390	$ 10,875
Principal repayment of borrowings	11,390	10,875
Non-recourse borrowings of managed entities	202,684	165,057
Subsidiary equity obligations	4,188	4,308
Interest expense
Corporate borrowings	5,991	5,533
Non-recourse borrowings	56,365	34,838
Subsidiary equity obligations	1,170	723
Insurance contracts that are liabilities	8,506	9,041
Undiscounted Finance Lease Payments to be Paid [Member]
Interest expense
Insurance contracts that are liabilities	17,773	18,710
Less than 1 year
Principal repayments
Principal repayments of borrowings	0
Principal repayment of borrowings		462
Non-recourse borrowings of managed entities	42,883	31,683
Subsidiary equity obligations	1,187	546
Interest expense
Corporate borrowings	484	420
Non-recourse borrowings	10,597	5,918
Subsidiary equity obligations	152	162
Commercial paper and credit facility draws outstanding	462
Less than 1 year | Undiscounted Finance Lease Payments to be Paid [Member]
Interest expense
Insurance contracts that are liabilities	1,186	1,156
1 to 3 Years
Principal repayments
Principal repayments of borrowings	1,608
Principal repayment of borrowings		1,138
Non-recourse borrowings of managed entities	58,726	45,186
Subsidiary equity obligations	746	1,563
Interest expense
Corporate borrowings	863	802
Non-recourse borrowings	16,016	10,130
Subsidiary equity obligations	273	300
1 to 3 Years | Undiscounted Finance Lease Payments to be Paid [Member]
Interest expense
Insurance contracts that are liabilities	1,855	2,389
Later than four years and not later than five years [member]
Principal repayments
Principal repayments of borrowings	1,486
Principal repayment of borrowings		2,104
Non-recourse borrowings of managed entities	44,119	41,918
Subsidiary equity obligations	553	544
Interest expense
Corporate borrowings	728	659
Non-recourse borrowings	11,432	6,832
Subsidiary equity obligations	182	228
Later than four years and not later than five years [member] | Undiscounted Finance Lease Payments to be Paid [Member]
Interest expense
Insurance contracts that are liabilities	1,540	1,615
Greater than 5 years
Principal repayments
Principal repayments of borrowings	8,296
Principal repayment of borrowings		7,171
Non-recourse borrowings of managed entities	56,956	46,270
Subsidiary equity obligations	1,702	1,655
Interest expense
Corporate borrowings	3,916	3,652
Non-recourse borrowings	18,320	11,958
Subsidiary equity obligations	563	33
Greater than 5 years | Undiscounted Finance Lease Payments to be Paid [Member]
Interest expense
Insurance contracts that are liabilities	$ 13,192	$ 13,550